UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             EnTrust Capital Inc.
               ------------------------------------
Address:          650 Madison Avenue
               ------------------------------------
                  New York, NY 10022
               ------------------------------------

Form 13F File Number:  28-6444
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Richard I. Ellenbogen
               ------------------------------------
Title:          Vice President & General Counsel
               ------------------------------------
Phone:          212.888.5209
               ------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen            New York, NY                   5/14/99
-------------------------            ------------                   -------
(Signature)                         (City, State)                   (Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------------           ---------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            -----------------------
Form 13F Information Table Entry Total:              118
                                            -----------------------

Form 13F Information Table Value Total:      $       1,004,795
                                            -----------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number               Name

                           28-
         -----------           -------------------            ------------------

         [Repeat as necessary.]

                              ENTRUST CAPITAL INC.

                                                                MARKET        SHARES/PRN AMT      INVESTMENT
NAME OF ISSUER                    TITLE OF CLASS   CUSIP         VALUE          SH/PRN PUT         MANAGERS    SOLE  SHARED    NONE
--------------                    --------------   -----       --------       --------------     ------------  ----  ------    ----
*** AGNICO EAGLE MINES LTD        COMMON STOCK     008474108        131          25000 SH          DEFINED            25000
***BP AMOCO P L C                 COMMON STOCK     055622104        668           6615 SH          DEFINED             6615
***BRITISH TELECOMMUNICATIONS     COMMON STOCK     111021408        246           1500 SH          DEFINED             1500
***CENTRAL EUROPEAN MEDIA         FOREIGN COMMON STG20045103        219          17000 SH          DEFINED            17000
***DAIMLERCHRYSLER A.G.           COMMON STOCK     D1668R123        257           3000 SH          DEFINED                      3000
***GEMSTAR INTERNATIONAL GROUP    FOREIGN COMMON STG3788V106       1171          15565 SH          DEFINED            15565
***NEWCOURT CREDIT GROUP INC      FOREIGN COMMON ST650905102      30471        1125939 SH          DEFINED           803859   322080
***ROYAL DUTCH PETROLEUM CO       COMMON STOCK     780257804        856          16464 SH          DEFINED            16464
***SBS BROADCASTING SA            COMMON STOCK     L8137F102      78919        2456627 SH          DEFINED          1881714   574913
***TELECOMINICAOES BRASILEIRAS    COMMON STOCK     879287308      13764         170720 SH          DEFINED           122385    48335
3COM CORP                         COMMON STOCK     885535104        864          37082 SH          DEFINED            37082
ADVANCED MAGNETICS INC            COMMON STOCK     00753P103         84          23900 SH          DEFINED            23900
ADVENT SOFTWARE INC               COMMON STOCK     007974108        497           9940 SH          DEFINED             9940
AES CORP                          COMMON STOCK     00130H105       4194         112584 SH          DEFINED           112584
AIRTOUCH COMMUNICATIONS INC       COMMON STOCK     00949T100      45610         472026 SH          DEFINED           338640   133386
AIRTOUCH COMMUNICATIONS INC       CONVERTIBLE PREFE00949T308        453           3370 SH          DEFINED             3370
AMC ENTERTAINMENT INC             COMMON STOCK     001669100      13573         882784 SH          DEFINED           621669   261115
AMER INTERNATIONAL GROUP INC      COMMON STOCK     026874107        996           8253 SH          DEFINED             8253
AMERICA ONLINE INC-DEL            COMMON STOCK     02364J104       1970          13400 SH          DEFINED            13400
AMERICAN EXPRESS COMPANY          COMMON STOCK     025816109       2922          24818 SH          DEFINED             2018    22800
AMERICAN HOME PRODUCTS CORP       COMMON STOCK     026609107        248           3800 SH          DEFINED             3800
AMERICAN STANDARD COMPANIES       COMMON STOCK     029712106      31493         916153 SH          DEFINED           647218   268935
ARCH COMMUNICATIONS GROUP INC     COMMON STOCK     039381108         94          68261 SH          DEFINED            68261
ASSOCIATES FIRST CAPITAL CORP     COMMON STOCK     046008108       2340          51990 SH          DEFINED            49590     2400
AT&T CORP                         COMMON STOCK     001957109        755           9460 SH          DEFINED             8907      553
AT&T CORP LIBERTY MEDIA GROUP     COMMON STOCK     001957208      61925        1177417 SH          DEFINED           844694   332723
ATRIX LABORATORIES INC            COMMON STOCK     04962L101        119          10600 SH          DEFINED            10600
AURORA FOODS INC                  COMMON STOCK     05164B106      21210        1295295 SH          DEFINED           925190   370105
BANKAMERICA CORP NEW              COMMON STOCK     06605F102        827          11703 SH          DEFINED            11703
BERKSHIRE HATHAWAY INC DEL        CONVERTIBLE BONDS084670AF5        545         313000 PRN         DEFINED           313000
BERKSHIRE HATHAWAY INC-DEL        COMMON STOCK     084670108       8996            126 SH          DEFINED               86       40
BERKSHIRE HATHAWAY INC-DEL        COMMON STOCK     084670207        355            151 SH          DEFINED               97       54
BESTFOODS                         COMMON STOCK     08658U101        241           5120 SH          DEFINED             5120
BIG FLOWER HOLDINGS INC           COMMON STOCK     089159107     117168        3764423 SH          DEFINED          2858025   906398
BOEING CO                         COMMON STOCK     097023105        385          11313 SH          DEFINED            11227       86
BRADLEY PHARMACEUTICALS INC       COMMON STOCK     104576103         17          14000 SH          DEFINED            14000
BUCKEYE PARTNERS L P              COMMON STOCK     118230101        273          10000 SH          DEFINED            10000
CHASE MANHATTAN CORP NEW          COMMON STOCK     16161A108       1807          22210 SH          DEFINED            22210
CISCO SYSTEMS INC                 COMMON STOCK     17275R102        225           2050 SH          DEFINED             2050
CITIGROUP INC                     COMMON STOCK     172967101      65406        1023965 SH          DEFINED           721350   302615
CITRIX SYSTEMS INC                COMMON STOCK     177376100      13216         346662 SH          DEFINED           346662
COCA-COLA CO                      COMMON STOCK     191216100       1647          26829 SH          DEFINED            26829
COEUR D ALENE MINES CORP          COMMON STOCK     192108108         80          19334 SH          DEFINED            19334
COLUMBIA/HCA HEALTHCARE CORP      COMMON STOCK     197677107      18643         984475 SH          DEFINED           677047   307428
CRESTLINE CAPITAL CORP            COMMON STOCK     226153104        946          61500 SH          DEFINED            47500    14000
DATATEC SYSTEMS INC               COMMON STOCK     238128102         81          25000 SH          DEFINED            25000
DELL COMPUTER CORP                COMMON STOCK     247025109        494          12090 SH          DEFINED            12090
EXECUTONE INFORMATION SYSTEMS     COMMON STOCK     301607107         36          10000 SH          DEFINED            10000
FANNIE MAE                        COMMON STOCK     313586109       7632         110207 SH          DEFINED           110207
FINOVA FINANCE TRUST-TRUST        PREFERRED STOCK  31808E207        461           6400 SH          DEFINED             6400
FINOVA GROUP INC                  COMMON STOCK     317928109      29277         564382 SH          DEFINED           406257   158125
FORD MOTOR CO                     COMMON STOCK     345370100       1169          20621 SH          DEFINED            20621
FREDDIE MAC-VOTING COMMON         COMMON STOCK     313400301        861          15025 SH          DEFINED            15025
GARTNER GROUP INC NEW-CL A        COMMON STOCK     366651107      16282         721647 SH          DEFINED           532198   189449
GENERAL ELECTRIC CO               COMMON STOCK     369604103       1548          13996 SH          DEFINED            13996
GENESCO INC                       COMMON STOCK     371532102      19462        2104036 SH          DEFINED          1604221   499815
GENESCO INC                       CONVERTIBLE BONDS371532AL6        188         250000 PRN         DEFINED           250000
GLOBAL CROSSING LTD               CALL             G3921A9DL        208           4500 SH    CALL  DEFINED             4500
GOLDEN STATE BANCORP INC          COMMON STOCK     381197102      45711        2054449 SH          DEFINED          1511001   543448
GT INTERACTIVE SOFTWARE CORP      COMMON STOCK     36236E109         46          10000 SH          DEFINED            10000
GTE CORP                          COMMON STOCK     362320103        675          11154 SH          DEFINED            10184      970
GTECH HOLDINGS CORP               COMMON STOCK     400518106      13926         571315 SH          DEFINED           385320   185995
GUILFORD PHARMACEUTICALS INC      COMMON STOCK     401829106        171          15000 SH          DEFINED            15000
HEALTHCARE FINANCIAL PARTNERS     COMMON STOCK     42219W108      37695        1442881 SH          DEFINED          1053450   389431
HOME DEPOT INC                    COMMON STOCK     437076102        230           3698 SH          DEFINED             2198     1500
IMAX CORPORATION                  COMMON STOCK     45245E109        341          17496 SH          DEFINED            17496
IMS HEALTH INC                    COMMON STOCK     449934108        687          20728 SH          DEFINED            20728
INTEL CORP                        COMMON STOCK     458140100        628           5280 SH          DEFINED             5280
INTELLICORP INC                   COMMON STOCK     458153103         84          75000 SH          DEFINED            75000
INTERNATIONAL BUSINESS            COMMON STOCK     459200101        655           3696 SH          DEFINED             3696
INTUIT INC                        COMMON STOCK     461202103       1648          16200 SH          DEFINED            16200
JOHN WILEY & SONS INC CL A        COMMON STOCK     968223206       3679          87600 SH          DEFINED            83200     4400
JOHNSON & JOHNSON                 COMMON STOCK     478160104        622           6650 SH          DEFINED             6360      290
KINDER MORGAN ENERGY PARTNERS     COMMON STOCK     494550106        337           9730 SH          DEFINED             9730
LANDEC CORP                       COMMON STOCK     514766104         61          16250 SH          DEFINED            16250
LEHMAN BROTHERS HOLDINGS INC      COMMON STOCK     524908100        214           3583 SH          DEFINED             3558       25
LUCENT TECHNOLOGIES INC           COMMON STOCK     549463107       1589          14710 SH          DEFINED            14310      400
LUFKIN INDUSTRIES INC             COMMON STOCK     549764108        188          11368 SH          DEFINED            11368
MAXXAM INC                        COMMON STOCK     577913106        311           6175 SH          DEFINED             4550     1625
MBNA CORP                         COMMON STOCK     55262L100      49701        2081729 SH          DEFINED          1546057   535672
MCI WORLDCOM INC                  COMMON STOCK     55268B106       1031          11644 SH          DEFINED            11644
MEDIAONE GROUP INC                COMMON STOCK     58440J104        280           4416 SH          DEFINED             4416
MEDICAL CARE INTL INC SUB DEB     CONVERTIBLE BONDS584505AC5        300         350000 PRN         DEFINED           350000
MELLON BANK CORP                  COMMON STOCK     585509102      28695         407741 SH          DEFINED           407741
MENTOR GRAPHICS CORP              COMMON STOCK     587200106        207          15320 SH          DEFINED            15320
MERCHANTS NEW YORK BANCORP INC    COMMON STOCK     589167105       5105         148512 SH          DEFINED           148512
MERCK & CO INC                    COMMON STOCK     589331107        987          12322 SH          DEFINED             3068     9254
MERRILL LYNCH & CO INC            COMMON STOCK     590188108       3155          35651 SH          DEFINED            33017     2634
METRICOM INC                      COMMON STOCK     591596101         66          10200 SH          DEFINED            10200
MICROSOFT CORP                    COMMON STOCK     594918104       2589          28890 SH          DEFINED            22390     6500
MOBIL CORP                        COMMON STOCK     607059102        598           6800 SH          DEFINED             6800
MORGAN STANLEY DEAN WITTER        COMMON STOCK     617446448       1699          17000 SH          DEFINED            16290      710
NABORS INDUSTRIES INC             COMMON STOCK     629568106      21133        1161954 SH          DEFINED           856905   305049
NAUTICA ENTERPRISES INC           COMMON STOCK     639089101        257          22699 SH          DEFINED            22699
NIELSEN MEDIA RESEARCH INC        COMMON STOCK     653929307        357          14448 SH          DEFINED             9050     5398
PAINE WEBBER GROUP INC            COMMON STOCK     695629105        399          10000 SH          DEFINED            10000
PARAMETRIC TECHNOLOGY CORP        COMMON STOCK     699173100      21854        1106515 SH          DEFINED           812771   293744
PFIZER INC                        COMMON STOCK     717081103        948           6833 SH          DEFINED             6767       66
REGIS CORP-MINN                   COMMON STOCK     758932107      38465        1444679 SH          DEFINED          1030825   413854
SAFEWAY INC                       COMMON STOCK     786514208       1026          20000 SH          DEFINED                     20000
SCHERING PLOUGH CORP              COMMON STOCK     806605101        216           3905 SH          DEFINED             2265     1640
SILGAN HOLDINGS INC               COMMON STOCK     827048109        553          33150 SH          DEFINED            27850     5300
SPRINT CORP                       COMMON STOCK     852061100        649           6614 SH          DEFINED             6614
STARWOOD HOTELS & RESORTS         COMMON STOCK     85590A203      31436        1100590 SH          DEFINED           807528   293062
STATE STREET CORP                 COMMON STOCK     857477103      49670         603890 SH          DEFINED           603890
SUN MICROSYSTEMS INC              COMMON STOCK     866810104        413           3300 SH          DEFINED             3300
SUNTRUST BANKS INC                COMMON STOCK     867914103       1121          18000 SH          DEFINED            18000
TELE COMMUNICATIONS INTL INC      CONVERTIBLE BONDS87924HAA0        294         265000 PRN         DEFINED           265000
TOTAL RENAL CARE HOLDINGS INC     COMMON STOCK     89151A107        440          40000 SH          DEFINED            40000
U S BANCORP-DEL                   COMMON STOCK     902973106        218           6387 SH          DEFINED             6387
U S FRANCHISE SYSTEMS INC-CL A    COMMON STOCK     902956309        146          10000 SH          DEFINED            10000
UNITED HEALTHCARE CORP            COMMON STOCK     910581107        263           5000 SH          DEFINED                      5000
VAIL RESORTS INC                  COMMON STOCK     91879Q109        513          32300 SH          DEFINED            32300
VANTIVE CORP                      COMMON STOCK     922091103        410          34000 SH          DEFINED            34000
VIACOM INC-CL B FORMLY NON VTG    COMMON STOCK     925524308       4323          51505 SH          DEFINED            50420     1085
VIVUS INC                         COMMON STOCK     928551100         41          10329 SH          DEFINED            10329
WARNACO GROUP INC-CL A            COMMON STOCK     934390105        938          38000 SH          DEFINED                     38000
WARNER-LAMBERT CO                 COMMON STOCK     934488107        276           4168 SH          DEFINED             4168


                                                                1004795                            No. of Other Managers  0
